Organization - Liquidity (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Organization
Cash	$ 51,623	$ 15,632	$ 14,897	$ 3,905